UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Banks - 4.8%
JPMorgan Chase & Co.	131,750		14,488,547
Wells Fargo & Co.	84,525		4,429,955
			18,918,502
Capital Goods - 1.6%
United Technologies	51,200		6,441,984
Commercial & Professional Services - .6%
Verisk Analytics	23,740	[a]	2,468,960
Consumer Durables & Apparel - 2.8%
Hermes International	2,677		1,587,298
LVMH Moet Hennessy Louis Vuitton	15,500		4,780,035
NIKE, Cl. B	72,290		4,802,948
			11,170,281
Consumer Services - 1.4%
McDonald's	36,025		5,633,590
Diversified Financials - 9.7%
American Express	70,900		6,613,552
BlackRock	20,350		11,024,002
Intercontinental Exchange	80,050		5,805,226
S&P Global	35,500		6,782,630
State Street	80,425		8,020,785
			38,246,195
Energy - 6.4%
Chevron	83,750		9,550,850
ConocoPhillips	84,300		4,998,147
Exxon Mobil	143,339		10,694,523
			25,243,520
Food, Beverage & Tobacco - 17.5%
Altria Group	182,900		11,398,328
Anheuser-Busch InBev, ADR	37,450		4,117,253
Coca-Cola	235,475		10,226,679
Constellation Brands, Cl. A	23,100		5,264,952
Nestle, ADR	113,350		8,960,318
PepsiCo	64,150		7,001,972
Philip Morris International	224,375		22,302,875
			69,272,377
Health Care Equipment & Services - 2.8%
Abbott Laboratories	107,825		6,460,874
UnitedHealth Group	20,500		4,387,000
			10,847,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Household & Personal Products - 3.1%
Estee Lauder, Cl. A	80,875		12,108,605
Insurance - 2.7%
Chubb	78,250		10,702,252
Materials - 1.9%
Air Products & Chemicals	9,925		1,578,373
Praxair	41,550		5,995,665
			7,574,038
Media - 5.4%
Comcast, Cl. A	277,715		9,489,521
Twenty-First Century Fox, Cl. A	140,011		5,137,004
Walt Disney	65,225		6,551,199
			21,177,724
Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
AbbVie	87,075		8,241,649
Novartis, ADR	49,875		4,032,394
Novo Nordisk, ADR	142,300		7,008,275
Roche Holding, ADR	197,825	[b]	5,662,741
			24,945,059
Retailing - 1.0%
Amazon. com	2,600	[a]	3,763,084
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding	37,875		7,520,460
Infineon Technologies, ADR	30,000		809,550
Texas Instruments	128,975		13,399,213
			21,729,223
Software & Services - 17.1%
Alphabet, Cl. C	13,694	[a]	14,129,332
Automatic Data Processing	17,790		2,018,809
Facebook, Cl. A	116,560	[a]	18,625,122
Microsoft	244,635		22,327,836
Visa, Cl. A	87,750	[b]	10,496,655
			67,597,754
Technology Hardware & Equipment - 5.6%
Apple	132,050		22,155,349
Transportation - 3.2%
Canadian Pacific Railway	31,375		5,537,688
Union Pacific	51,250		6,889,537
			12,427,225
Total Common Stocks (cost $175,792,435)			392,423,596

	Coupon
	Rate (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $973,799)	1.64	973,799 [c]	973,799

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $5,522,570)	1.66	5,522,570 [c]	5,522,570
Total Investments (cost $182,288,804)		101.0%	398,919,965
Liabilities, Less Cash and Receivables		(1.0%)	(4,121,283)
Net Assets		100.0%	394,798,682

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $15,741,326 and the value of the collateral held by the fund was $15,922,246, consisting of cash collateral of $5,522,570 and U.S. Government & Agency securities valued at $10,399,676.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	342,407,584	-		-	342,407,584
Equity Securities—
Foreign Common
Stocks†	43,648,679	6,367,333	††	-	50,016,012
Registered Investment
Companies	6,496,369	-		-	6,496,369

†	See Statement of Investments for additional detailed categorizations.
† †	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $216,631,161, consisting of $216,827,861 gross unrealized appreciation and $196,700 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
March 31, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
U. S. Government Agencies - 67.5%
Federal Farm Credit Bank
1.63%, 4/6/18, 1 Month LIBOR - 0.09%	10,000,000	[a]	9,994,666
Federal Farm Credit Bank
1.66%, 4/9/18, 1 Month LIBOR + 0.05%	175,000	[a]	175,004
Federal Home Loan Bank
1.35%, 4/5/18	10,000,000		9,998,511
Federal Home Loan Bank
1.42%, 4/6/18	10,000,000		9,998,042
Federal Home Loan Bank
1.42%, 4/11/18	25,000,000		24,990,167
Federal Home Loan Bank
1.67%, 4/19/18, 1 Month LIBOR - 0.14%	10,000,000	[a]	10,000,000
Federal Home Loan Bank
1.69%, 4/17/18, 1 Month LIBOR - 0.12%	5,000,000	[a]	5,000,000
Federal Home Loan Bank
1.75%, 8/8/18	29,535,000		29,351,907
Federal Home Loan Bank
1.82%, 4/23/18, 1 Month LIBOR - 0.04%	5,000,000	[a]	5,000,229
Total U. S. Government Agencies
(cost $104,508,526)			104,508,526
Repurchase Agreements - 32.9%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 1.79%, dated
3/29/18, due 4/2/18 in the amount of $11,002,188
(fully collateralized by $11,327,253 U.S. Treasuries,
1%-3.75%, due 8/31/18-5/15/47, value $11,220,000)	11,000,000		11,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 1.79%, dated
3/29/18, due 4/2/18 in the amount of $40,007,956
(fully collateralized by $39,288,345 U.S. Treasuries
(including strips), 0%-7.63%, due 4/30/19-2/15/46,
value $40,800,000)	40,000,000		40,000,000
Total Repurchase Agreements
(cost $51,000,000)			51,000,000
Total Investments (cost $155,508,526)	100.4%		155,508,526
Liabilities, Less Cash and Receivables	(.4%)		(632,116)
Net Assets	100.0%		154,876,410

[a] Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	155,508,526
Level 3 - Significant Unobservable Inputs	-
Total	155,508,526

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.1%
Aptiv	4,342		368,940
Goodyear Tire & Rubber	6,010		159,746
Tesla	1,485	[a,b]	395,203
			923,889
Banks - 8.3%
Bank of America	54,296		1,628,337
BB&T	14,203		739,124
Citigroup	10,655		719,213
JPMorgan Chase & Co.	18,494		2,033,785
PNC Financial Services Group	3,710		561,100
SunTrust Banks	8,357		568,610
Wells Fargo & Co.	13,966		731,958
			6,982,127
Capital Goods - 9.0%
Dover	3,128		307,232
Fortive	8,842		685,432
Harris	1,875		302,400
Honeywell International	9,913		1,432,528
L3 Technologies	3,634		755,872
PACCAR	7,198		476,292
Quanta Services	10,168	[b]	349,271
Raytheon	7,123		1,537,286
United Technologies	13,614		1,712,913
			7,559,226
Commercial & Professional Services - .5%
Cintas	2,596		442,826
Consumer Durables & Apparel - .4%
PVH	2,324		351,923
Consumer Services - 1.2%
Chipotle Mexican Grill	731	[b]	236,193
Las Vegas Sands	10,633		764,513
			1,000,706
Diversified Financials - 5.4%
Ameriprise Financial	3,972		587,618
Berkshire Hathaway, Cl. B	10,120	[b]	2,018,738
Capital One Financial	2,231		213,774
Goldman Sachs Group	1,059		266,720
Morgan Stanley	14,912		804,652

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 5.4% (continued)
Voya Financial	12,752		643,976
			4,535,478
Energy - 5.6%
Anadarko Petroleum	3,586		216,630
Andeavor	2,789		280,462
EOG Resources	6,846		720,678
Hess	8,058	[a]	407,896
Occidental Petroleum	15,982		1,038,191
Phillips 66	9,131		875,846
Schlumberger	7,488		485,073
Valero Energy	7,758		719,710
			4,744,486
Food & Staples Retailing - .5%
Costco Wholesale	2,382		448,840
Food, Beverage & Tobacco - 4.5%
Coca-Cola	8,619		374,323
Coca-Cola European Partners	6,645		276,831
Conagra Brands	17,981		663,139
Kellogg	7,791	[a]	506,493
Kraft Heinz	10,237		637,663
Monster Beverage	7,409	[b]	423,869
PepsiCo	8,173		892,083
			3,774,401
Health Care Equipment & Services - 6.8%
Abbott Laboratories	7,267		435,439
ABIOMED	1,243	[a,b]	361,701
Becton Dickinson & Co.	2,931		635,148
Boston Scientific	19,257	[b]	526,101
Edwards Lifesciences	3,228	[b]	450,371
Humana	2,360		634,439
IDEXX Laboratories	2,628	[b]	502,973
McKesson	1,480		208,488
UnitedHealth Group	7,487		1,602,218
WellCare Health Plans	1,953	[b]	378,159
			5,735,037
Insurance - 2.9%
Allstate	2,267		214,912
American International Group	8,527		464,039
Hartford Financial Services Group	6,260		322,515
Lincoln National	2,689		196,458
Progressive	12,712		774,542
Prudential Financial	4,947		512,262
			2,484,728

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.8%
CF Industries Holdings	18,631		702,948
DowDuPont	21,488		1,369,000
Freeport-McMoRan	18,691		328,401
Martin Marietta Materials	2,234		463,108
Mosaic	11,844		287,572
Newmont Mining	11,696		456,963
Praxair	2,814		406,060
Vulcan Materials	7,320		835,724
			4,849,776
Media - 3.0%
Charter Communications, Cl. A	1,638	[b]	509,778
Comcast, Cl. A	13,130		448,652
Omnicom Group	6,603	[a]	479,840
Time Warner	7,447		704,337
Twenty-First Century Fox, Cl. A	9,670		354,792
			2,497,399
Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
Biogen	1,040	[b]	284,773
BioMarin Pharmaceutical	2,759	[b]	223,672
Bristol-Myers Squibb	10,172		643,379
Gilead Sciences	2,520		189,983
Johnson & Johnson	4,994		639,981
Merck & Co.	7,890		429,768
Neurocrine Biosciences	4,270	[a,b]	354,111
Pfizer	26,990		957,875
Vertex Pharmaceuticals	2,776	[b]	452,432
Zoetis	5,099		425,817
			4,601,791
Real Estate - 1.1%
Lamar Advertising, Cl. A	5,973	[c]	380,241
Outfront Media	16,685	[c]	312,677
Uniti Group	12,342	[a,c]	200,558
			893,476
Retailing - 5.5%
Amazon. com	1,630	[b]	2,359,164
Dollar Tree	4,633	[b]	439,672
Home Depot	5,412		964,635
O'Reilly Automotive	2,117	[b]	523,703
Wayfair, Cl. A	5,236	[a,b]	353,587
			4,640,761
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom	4,222		994,914
Microchip Technology	2,454	[a]	224,197
NVIDIA	3,873		896,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 4.1%
(continued)
Texas Instruments	12,735		1,323,039
			3,439,098
Software & Services - 15.4%
Activision Blizzard	9,387		633,247
Alphabet, Cl. C	1,334	[b]	1,376,408
Facebook, Cl. A	8,735	[b]	1,395,766
First Data, Cl. A	20,942	[b]	335,072
Fortinet	9,747	[b]	522,244
HubSpot	4,289	[a,b]	464,499
International Business Machines	4,074		625,074
Microsoft	27,232		2,485,465
Oracle	13,624		623,298
PayPal Holdings	9,330	[b]	707,867
salesforce.com	6,724	[b]	782,001
ServiceNow	3,521	[b]	582,549
Splunk	4,507	[b]	443,444
Square, Cl. A	8,273	[b]	407,032
Teradata	8,682	[a,b]	344,415
Twilio, Cl. A	7,495	[a,b]	286,159
Visa, Cl. A	8,199		980,764
			12,995,304
Technology Hardware & Equipment - 6.6%
Apple	18,530		3,108,963
Arista Networks	1,191	[b]	304,062
Cisco Systems	36,932		1,584,013
Palo Alto Networks	1,810	[b]	328,551
Xerox	7,155		205,921
			5,531,510
Telecommunication Services - 3.6%
AT&T	24,341		867,757
T-Mobile US	8,889	[b]	542,585
Verizon Communications	34,605		1,654,811
			3,065,153
Transportation - 1.8%
Delta Air Lines	11,968		655,966
Union Pacific	6,183		831,181
			1,487,147
Utilities - .7%
FirstEnergy	16,928		575,721
Total Common Stocks (cost $63,854,702)			83,560,803

	Coupon
	Rate (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $728,047)	1.64	728,047 [d]	728,047

Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,439,467)	1.66	1,439,466 [d]	1,439,467
Total Investments (cost $66,022,216)		101.8%	85,728,317
Liabilities, Less Cash and Receivables		(1.8%)	(1,556,670)
Net Assets		100.0%	84,171,647

[a]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $4,149,127 and the value of the collateral held by the fund was $4,173,109, consisting of cash collateral of $1,439,467 and U.S. Government & Agency securities valued at $2,733,642.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	82,565,889	-	-	82,565,889
Equity Securities—
Foreign Common
Stocks†	994,914	-	-	994,914
Registered Investment
Companies	2,167,514	-	-	2,167,514

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $19,706,101, consisting of $21,251,139 gross unrealized appreciation and $1,545,038 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Australia - .9%
Dexus	44,810		322,216
China - 2.3%
Baidu, ADR	2,535	[a]	565,787
China Biologic Products Holdings	3,305	[a]	267,705
			833,492
France - 7.6%
AXA	23,519		626,122
BNP Paribas	11,787		873,953
Total	11,816		671,547
Vivendi	20,606		533,336
			2,704,958
Germany - 9.0%
Bayer	3,417		386,371
Deutsche Post	10,155		444,072
Deutsche Wohnen-BR	5,172		241,408
Hella KGaA Hueck & Co.	9,584		630,500
Infineon Technologies	22,015		589,783
LEG Immobilien	4,380		492,802
SAP	4,179		437,316
			3,222,252
Hong Kong - 3.5%
AIA Group	106,400		908,323
Man Wah Holdings	406,400		325,319
			1,233,642
India - 1.5%
HDFC Bank, ADR	5,577		550,840
Ireland - 3.7%
AIB Group	106,547		642,463
CRH	20,593		697,368
			1,339,831
Japan - 32.7%
Don Quijote Holdings	12,900		738,644
Ebara	17,500		625,418
FANUC	1,700		432,665
Invincible Investment	883		408,629
Japan Airlines	14,036		571,049
Japan Tobacco	26,000		743,994
M3	10,900		499,306
Macromill	13,600		419,829

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Japan - 32.7% (continued)
Mitsubishi UFJ Financial Group	89,700		595,353
Recruit Holdings	19,905		499,569
Seven & i Holdings	7,900		338,949
Skylark	21,900		314,668
SoftBank Group	7,600		566,114
Sony	24,700		1,202,872
Sugi Holdings	12,000		674,105
Suntory Beverage & Food	11,000		533,383
Suzuki Motor	4,900		265,997
TechnoPro Holdings	21,400		1,299,517
Topcon	23,500		463,500
Yokogawa Electric	25,500		517,770
			11,711,331
Netherlands - 3.6%
RELX	16,643		345,276
Wolters Kluwer	17,952		956,066
			1,301,342
Norway - 1.8%
DNB	32,797		639,904
Portugal - 1.3%
Galp Energia	25,029		472,107
South Korea - 1.5%
Samsung SDI	2,887		524,302
Switzerland - 7.5%
Credit Suisse Group	43,147	[a]	723,983
Novartis	9,046		731,840
Roche Holding	2,942		674,777
Zurich Insurance Group	1,701	[a]	558,157
			2,688,757
United Kingdom - 20.4%
Anglo American	18,999		443,856
Associated British Foods	9,510		332,469
Barclays	309,206		903,023
Diageo	10,489		354,843
Ferguson	11,828		889,693
GlaxoSmithKline	17,467		339,347
Prudential	25,760		643,930
Royal Bank of Scotland Group	348,232	[a]	1,267,278
Royal Dutch Shell, Cl. B	30,470		981,891
TBC Bank Group	14,606		377,263
Vodafone Group	287,101		786,136
			7,319,729
Total Common Stocks (cost $30,221,029)			34,864,703

	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.8%
Germany - 1.8%
Volkswagen
(cost $520,681)	1.19	3,285	653,400
	Coupon
	Rate (%)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $254,894)	1.64	254,894 [b]	254,894
Total Investments (cost $30,996,604)		99.8%	35,772,997
Cash and Receivables (Net)		.2%	65,275
Net Assets		100.0%	35,838,272
ADR—American Depository Receipt
BR—Bearer Certificate

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	1,384,332	-		-	1,384,332
Equity Securities - Foreign
Preferred Stocks	-	653,400	†	-	653,400
Registered Investment
Company	254,894	-		-	254,894
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(1)			(1)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold
Purchased	Currency	Currency	Currency	Settlement	Unrealized
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
State Street Bank and Trust Co
United States
Dollar	296	Japanese Yen	31,644	4/3/18	(1)
Gross Unrealized Depreciation					(1)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2018, accumulated net unrealized appreciation on investments was $4,776,393, consisting of $6,553,523 gross unrealized appreciation and $1,777,130 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Australia - 5.2%
Aristocrat Leisure	23,958		446,647
BHP Billiton	22,180		490,629
Macquarie Group	12,953		1,033,427
Woodside Petroleum	19,958		450,904
Woolworths Group	23,610		478,505
			2,900,112
Belgium - 2.2%
bpost	14,099		318,613
UCB	10,872		886,869
			1,205,482
Brazil - .9%
APERAM	10,269		491,398
Finland - 1.0%
UPM-Kymmene	15,782		585,651
France - 10.2%
Arkema	3,648		476,365
Atos	4,095		560,675
BNP Paribas	16,384		1,214,800
Cie Generale des Etablissements
Michelin	5,768		852,592
Orange	60,977		1,035,557
Renault	5,073		616,306
Thales	2,388		290,985
Vinci	6,151		605,635
			5,652,915
Germany - 8.1%
Allianz	4,185		945,788
Bayer	6,887		778,735
Deutsche Post	14,532		635,475
Evonik Industries	14,742		520,147
Fresenius & Co.	9,679		739,311
Hapag-Lloyd	8,475	[a,b]	330,997
Infineon Technologies	20,576		551,232
			4,501,685
Hong Kong - 3.2%
AIA Group	115,800		988,570
Sun Hung Kai Properties	48,000		764,635
			1,753,205

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Italy - 5.8%
Enel	122,336		749,573
Fiat Chrysler Automobiles	37,418	[b]	767,215
Leonardo	31,928		369,266
Moncler	14,533		554,178
Telecom Italia	808,682	[b]	770,119
			3,210,351
Japan - 23.9%
Alps Electric	28,900		715,602
Chubu Electric Power	32,200		461,135
Denso	13,200		725,029
Hitachi	143,000		1,043,248
ITOCHU	24,700		480,945
Japan Airlines	13,500		549,242
JTEKT	16,600		244,569
KDDI	20,500		526,466
MinebeaMitsumi	21,500		463,664
Mitsubishi Electric	37,700		612,743
Nintendo	1,300		579,692
Panasonic	28,900		412,818
Recruit Holdings	15,800		396,543
Seven & i Holdings	19,300		828,065
Shionogi & Co.	8,200		427,966
Showa Denko	10,300		432,021
Showa Shell Sekiyu	51,600		702,915
Sony	22,300		1,085,994
Sumitomo Mitsui Financial Group	32,600		1,382,386
Suzuki Motor	13,700		743,706
Zeon	33,000		480,340
			13,295,089
Macau - 1.6%
Sands China	162,400		881,832
Netherlands - 5.9%
ABN AMRO Group	24,664	[a]	743,614
Heineken	7,892		849,356
Koninklijke Philips	15,913		611,538
NN Group	24,343		1,081,099
			3,285,607
Norway - 1.2%
Aker BP	13,587		367,538
Telenor	13,182		299,817
			667,355
Portugal - 1.3%
Galp Energia	38,922		734,161

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Singapore - 1.0%
United Overseas Bank	27,200		573,568
Spain - 3.4%
ACS Actividades de Construccion y
Servicios	13,370		521,639
Banco Santander	210,602		1,373,562
			1,895,201
Sweden - 1.5%
Alfa Laval	18,082		427,468
Volvo, Cl. B	21,736		396,839
			824,307
Switzerland - 5.4%
ABB	20,578		490,051
Adecco Group	6,865		489,137
Julius Baer Group	15,741	[b]	969,252
Novartis	12,831		1,038,054
			2,986,494
United Kingdom - 16.1%
Anglo American	22,173		518,007
Compass Group	18,843		385,040
Diageo	35,043		1,185,505
Ferguson	5,839		439,205
Imperial Brands	22,433		764,478
Prudential	39,245		981,018
Royal Dutch Shell, Cl. B	23,536		758,444
Shire	13,842		690,011
Smiths Group	14,146		300,822
SSE	55,720		998,640
Standard Chartered	78,065		781,690
Unilever	20,430		1,135,225
			8,938,085
United States - .8%
iShares MSCI EAFE ETF	6,138		427,696
Total Common Stocks (cost $48,441,120)			54,810,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon
	Rate (%)
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $319,459)	1.64	319,459 [c]	319,459
Total Investments (cost $48,760,579)		99.3%	55,129,653
Cash and Receivables (Net)		.7%	372,946
Net Assets		100.0%	55,502,599

ETF—Exchange-Traded Fund

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $1,074,611 or 1.94% of net assets.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks	-	54,382,498	†	-	54,382,498
Exchange-Traded Fund	427,696	-		-	427,696
Registered Investment
Company	319,459	-		-	319,459

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2018, accumulated net unrealized appreciation on investments was $6,369,074, consisting of $8,113,145 gross unrealized appreciation and $1,744,071 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - 1.4%
Delphi Technologies	24,037		1,145,363
Visteon	15,853	[a]	1,747,635
			2,892,998
Banks - 11.4%
Ameris Bancorp	23,035		1,218,552
Atlantic Capital Bancshares	109,370	[a]	1,979,597
Banner	18,838		1,045,321
FCB Financial Holdings, Cl. A	52,325	[a]	2,673,807
First Interstate BancSystem, Cl. A	77,249		3,055,198
First Merchants	38,653		1,611,830
Great Western Bancorp	77,612		3,125,435
MGIC Investment	271,348	[a]	3,527,524
Midland States Bancorp	28,418		896,872
Union Bankshares	89,107		3,271,118
Univest Corporation of Pennsylvania	27,530		762,581
			23,167,835
Capital Goods - 2.7%
Simpson Manufacturing	63,627		3,664,279
Tennant	27,152	[b]	1,838,190
			5,502,469
Commercial & Professional Services - 1.5%
Deluxe	40,524		2,999,181
Consumer Durables & Apparel - 1.8%
G-III Apparel Group	96,766	[a]	3,646,143
Consumer Services - 4.4%
Dave & Buster's Entertainment	23,205	[a]	968,577
Eldorado Resorts	17,902	[a]	590,766
Pinnacle Entertainment	48,990	[a]	1,477,048
Planet Fitness, Cl. A	153,519	[a]	5,798,413
			8,834,804
Diversified Financials - 10.8%
Cannae Holdings	93,716	[a]	1,767,484
Capitol Investment Corp. IV	127,394		1,289,227
Donnelley Financial Solutions	111,259	[a]	1,910,317
Green Dot, Cl. A	68,691	[a]	4,407,215
Investment Technology Group	107,267		2,117,451
OneMain Holdings	157,013	[a]	4,700,969
SLM	439,977	[a]	4,932,142

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Diversified Financials - 10.8% (continued)
TPG Pace Holdings	89,822		937,742
			22,062,547
Energy - 7.6%
Arch Coal, Cl. A	15,209		1,397,403
Ardmore Shipping	68,689	[a]	522,036
Delek US Holdings	122,358	[b]	4,979,971
GasLog	55,080		906,066
Navigator Holdings	37,949	[a]	445,901
PDC Energy	9,000	[a]	441,270
RSP Permian	56,682	[a]	2,657,252
Scorpio Tankers	732,476	[b]	1,435,653
Select Energy Services, Cl. A	209,735		2,646,856
			15,432,408
Exchange-Traded Funds - .6%
iShares Russell 2000 ETF	7,937		1,205,075
Food & Staples Retailing - .5%
US Foods Holding	32,241	[a]	1,056,538
Health Care Equipment & Services - 3.6%
AxoGen	57,580	[a,b]	2,101,670
Evolent Health, Cl. A	193,388	[a,b]	2,755,779
HMS Holdings	148,404	[a]	2,499,123
			7,356,572
Insurance - .3%
Landcadia Holdings	60,324	[a]	649,689
Materials - 10.0%
Alamos Gold, Cl. A	199,062		1,037,113
Cabot	84,179		4,690,454
Eagle Materials	24,369		2,511,225
IAMGOLD	242,619	[a]	1,259,193
Methanex	42,496		2,577,382
OMNOVA Solutions	287,252	[a]	3,016,146
Tahoe Resources	457,595		2,146,121
US Concrete	52,385	[a,b]	3,164,054
			20,401,688
Media - 3.5%
Gray Television	40,951	[a,b]	520,078
Nexstar Media Group, Cl. A	43,338	[b]	2,881,977
Sinclair Broadcast Group, Cl. A	119,832	[b]	3,750,742
			7,152,797
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
Flexion Therapeutics	111,938	[a,b]	2,508,531
PRA Health Sciences	11,688	[a]	969,636
Revance Therapeutics	134,996	[a,b]	4,157,877
Sage Therapeutics	25,518	[a,b]	4,110,184

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.5%
(continued)
TherapeuticsMD		1,123,263	[a]	5,470,291
				17,216,519
Retailing - 1.0%
Lithia Motors, Cl. A		20,625	[b]	2,073,225
Software & Services - 6.4%
Acxiom		171,735	[a]	3,900,102
Cardtronics, Cl. A		137,750	[a]	3,073,202
CommVault Systems		37,358	[a]	2,136,878
Talend, ADR		81,671	[a]	3,930,009
				13,040,191
Technology Hardware & Equipment - 11.1%
Ciena		260,812	[a]	6,755,031
Infinera		537,376	[a]	5,835,903
Sierra Wireless		106,269	[a]	1,753,438
VeriFone Systems		207,509	[a]	3,191,488
Viavi Solutions		529,336	[a]	5,145,146
				22,681,006
Transportation - 11.2%
Avis Budget Group		128,259	[a,b]	6,007,652
Knight-Swift Transportation Holdings		127,827		5,881,320
Scorpio Bulkers		84,085		592,799
SkyWest		99,891		5,434,070
Werner Enterprises		133,601	[b]	4,876,436
				22,792,277
Total Common Stocks (cost $169,267,352)				200,163,962
	Coupon
	Rate (%)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,496,222)	1.64	1,496,222	[c]	1,496,222

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 6.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $14,118,275)	1.66	14,118,275 [c]	14,118,275
Total Investments (cost $184,881,849)		106.0%	215,778,459
Liabilities, Less Cash and Receivables		(6.0%)	(12,139,747)
Net Assets		100.0%	203,638,712

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $32,128,513 and the value of the collateral held by the fund was $32,565,128, consisting of cash collateral of $14,118,275 and U.S. Government & Agency securities valued at $18,446,853.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	184,381,628	-	-	184,381,628
Equity Securities—
Foreign Common
Stocks†	14,577,259	-	-	14,577,259
Exchange-Traded
Funds	1,205,075	-	-	1,205,075
Registered Investment
Companies	15,614,497	-	-	15,614,497

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $30,896,610, consisting of $37,813,238 gross unrealized appreciation and $6,916,628 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8%
Asset-Backed Certificates - 1.1%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	105,000	[b]	103,998
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.73	1/17/35	189,308	[b,c]	190,552
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93	1/17/36	125,000	[b]	122,414
					416,964
Asset-Backed Ctfs./Auto Receivables - 2.8%
AmeriCredit Automobile Receivables
Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		274,924
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	85,000		83,672
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. A4	2.64	6/15/23	180,000		179,017
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	100,000	[b]	99,031
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A4	1.95	10/16/23	190,000		185,737
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	40,000	[b]	39,514
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	50,000	[b]	49,355
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/25	190,000	[b]	192,057
					1,103,307
Commercial Mortgage Pass-Through Ctfs. - 1.6%
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		72,065
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	170,000		168,829
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	290,000		293,162
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[b]	97,474
					631,530
Consumer Discretionary - 2.1%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		92,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
Consumer Discretionary - 2.1% (continued)
21st Century Fox America,
Gtd. Notes	4.75	11/15/46	55,000		59,804
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/47	105,000	[b]	104,674
AMC Networks,
Gtd. Notes	4.75	8/1/25	35,000		33,815
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	100,000		96,918
Comcast,
Gtd. Notes	3.15	3/1/26	155,000		149,297
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	85,000	[b]	81,506
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	95,000		94,198
Time Warner,
Gtd. Debs.	5.35	12/15/43	110,000		117,572
					830,056
Consumer Staples - 1.7%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	115,000		124,296
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/28	50,000		50,647
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	155,000		154,476
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	100,000		123,659
Post Holdings,
Gtd. Notes	5.50	3/1/25	130,000	[b]	128,375
Reynolds American,
Gtd. Notes	4.85	9/15/23	90,000		95,075
					676,528
Energy - 4.1%
Andeavor Logistics,
Gtd. Notes	3.50	12/1/22	40,000		39,338
Cenovus Energy,
Sr. Unscd. Notes	5.25	6/15/37	80,000		80,233
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	75,000		74,719
Concho Resources,
Gtd. Notes	4.88	10/1/47	30,000		31,942
Energy Transfer,
Gtd. Notes	5.15	2/1/43	195,000		178,400
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A	6.25	12/15/49	115,000	[d]	110,184
EQT,
Sr. Unscd. Notes	3.00	10/1/22	10,000		9,724

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
Energy - 4.1% (continued)
EQT,
Sr. Unscd. Notes	3.90	10/1/27	85,000		81,568
Genesis Energy,
Gtd. Notes	6.75	8/1/22	95,000		97,969
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	160,000		204,974
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	150,000		149,264
MPLX,
Sr. Unscd. Notes	4.13	3/1/27	70,000		69,636
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	60,000		62,831
Petrobras Global Finance,
Gtd. Notes	7.38	1/17/27	115,000		124,717
Western Gas Partners,
Sr. Unscd. Notes	4.50	3/1/28	35,000		35,117
Western Gas Partners,
Sr. Unscd. Notes	5.30	3/1/48	25,000		24,811
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	130,000		133,675
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		74,585
					1,583,687
Financials - 11.4%
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	150,000		147,860
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		133,503
American International Group,
Sr. Unscd. Notes	4.20	4/1/28	120,000		121,407
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	43,000	[b]	42,190
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	122,000		124,715
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	125,000		122,868
Bank of America,
Sr. Unscd. Notes	3.42	12/20/28	109,000	[b]	104,464
Bank of America,
Sr. Unscd. Notes	3.97	3/5/29	100,000		100,310
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		200,547
Citigroup,
Sr. Unscd. Bonds	3.40	5/1/26	205,000		198,120
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	120,000		119,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
Financials - 11.4% (continued)
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		197,545
Citigroup,
Sub. Notes	4.75	5/18/46	50,000		50,917
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		241,557
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	274,000		287,503
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[b]	60,713
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		103,978
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/28	50,000		48,497
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	50,000		49,160
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	2.94	11/15/18	245,000	[c]	246,082
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	3.58	11/29/23	55,000	[c]	56,762
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	205,000		207,770
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	100,000		95,950
KeyBank,
Sr. Unscd. Bonds	2.50	11/22/21	250,000		244,201
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	205,000		205,970
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		106,867
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		65,762
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	90,000		89,490
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[d]	252,900
Quicken Loans,
Gtd. Notes	5.75	5/1/25	140,000	[b]	140,350
Visa,
Sr. Unscd. Notes	3.15	12/14/25	110,000		107,934
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	110,000		108,206
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	95,000		95,625
					4,479,128

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
Foreign/Governmental - 10.5%
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	100,000		120,277
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	5,025,000		264,628
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	26.83	5/31/22	2,400,000	[c]	123,678
Hellenic Government,
Bonds	EUR	3.90	1/30/33	85,000		96,481
Ivory Coast Government,
Sr. Unscd. Notes	EUR	5.25	3/22/30	100,000		123,475
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	203,900,000	[e]	2,037,050
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	2,705,000		135,250
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	90,000		87,750
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	75,000		91,681
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	100,000		123,329
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	150,000	[b]	213,380
Spanish Government,
Sr. Unscd. Bonds	EUR	2.70	10/31/48	160,000		216,783
Turkish Government,
Bonds	TRY	11.00	2/24/27	775,000		181,311
Ukrainian Government,
Sr. Unscd. Notes, GDP-Linked		0.00	5/31/40	95,000	[f]	66,539
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	2,900,000	[b]	94,640
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	150,000		154,924
						4,131,176
Health Care - 3.7%
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	120,000		131,864
AbbVie,
Sr. Unscd. Notes		3.20	5/14/26	135,000		128,639
Aetna,
Sr. Unscd. Notes		2.80	6/15/23	265,000		254,835
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	95,000		91,413
CVS Health,
Sr. Unscd. Notes		4.30	3/25/28	115,000		115,939
Gilead Sciences,
Sr. Unscd. Notes		3.65	3/1/26	55,000		55,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
Health Care - 3.7% (continued)
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	80,000		86,244
HCA,
Gtd. Notes	5.38	2/1/25	135,000		135,675
Medtronic,
Gtd. Notes	4.63	3/15/45	90,000		98,637
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/23	135,000		128,993
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes	3.15	10/1/26	120,000		96,444
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	115,000		126,883
					1,450,785
Industrials - 3.0%
Corning,
Sr. Unscd. Notes	4.38	11/15/57	80,000		73,854
CSX,
Sr. Unscd. Notes	2.60	11/1/26	175,000		159,923
FedEx,
Gtd. Notes	4.40	1/15/47	125,000		123,704
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	395,000		391,544
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + .51%	2.23	1/14/19	155,000	[c]	155,240
Republic Services,
Sr. Unscd. Notes	3.38	11/15/27	40,000		38,674
United Rentals North America,
Gtd. Notes	5.75	11/15/24	125,000		130,600
Waste Management,
Gtd. Notes	4.10	3/1/45	110,000		111,102
					1,184,641
Information Technology - .8%
Dell International,
Sr. Scd. Notes	6.02	6/15/26	110,000	[b]	118,584
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	70,000		72,496
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	140,000		130,961
					322,041
Materials - 2.0%
Anglo American Capital,
Gtd. Notes	4.50	3/15/28	200,000	[b]	199,917
Ardagh Packaging Finance Holdings,
Gtd. Notes	6.00	2/15/25	200,000	[b]	201,500
Chemours,
Gtd. Notes	5.38	5/15/27	35,000		35,175

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
Materials - 2.0% (continued)
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	100,000		99,191
Glencore Funding,
Gtd. Notes	4.63	4/29/24	70,000	[b]	71,806
Huntsman International,
Gtd. Notes	4.88	11/15/20	60,000		61,350
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	95,000		96,854
					765,793
Municipal Bonds - 2.7%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		497,005
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	305,000		312,829
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		252,772
					1,062,606
Telecommunications - 1.7%
AT&T,
Sr. Unscd. Notes	4.90	8/14/37	150,000		151,571
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	205,000		218,036
Rogers Communications,
Gtd. Notes	4.10	10/1/23	80,000		82,231
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	159,000		156,438
Zayo Group,
Gtd. Notes	5.75	1/15/27	75,000	[b]	73,406
					681,682
U. S. Government Agencies Mortgage-Backed - 22.9%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46			322,622	[g]	314,824
3.50%, 8/1/45			188,479	[g]	189,425
5.50%, 5/1/40			2,159	[g]	2,344
Federal National Mortgage Association:
2.87%, 1/1/48			310,948	[g]	311,870
2.89%, 12/1/47			287,423	[g]	288,043
3.00%, 11/1/30			391,643	[g]	392,019
3.50%, 5/1/30-1/1/48			4,353,613	[g]	4,373,976
4.50%, 10/1/40			592,767	[g]	625,917
5.00%, 3/1/21-10/1/33			332,847	[g]	356,373
7.00%, 6/1/29-9/1/29			15,295	[g]	15,960
Government National Mortgage Association I:
5.50%, 4/15/33			254,750		283,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 98.8% (continued)
U. S. Government Agencies Mortgage-Backed - 22.9%
(continued)
Government National Mortgage Association II:
3.00%, 11/20/45			916,913		905,201
4.00%, 10/20/47-1/20/48			873,109		898,876
7.00%, 9/20/28-7/20/29			3,298		3,765
					8,961,929
U. S. Government Securities - 25.1%
U.S. Treasury Bonds	4.50	2/15/36	545,000		672,706
U.S. Treasury Bonds	2.75	8/15/47	505,000		481,687
U.S. Treasury Bonds	2.75	11/15/47	675,000	[d]	643,993
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .06%	1.83	7/31/19	1,160,000	[c]	1,161,334
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	776,745	[d,h]	776,242
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	723,027	[h]	704,215
U.S. Treasury Notes	1.63	10/15/20	1,010,000		991,755
U.S. Treasury Notes	1.75	11/15/20	780,000	[d]	767,811
U.S. Treasury Notes	2.00	10/31/22	3,265,000		3,187,928
U.S. Treasury Notes	2.25	11/15/27	475,000		454,730
					9,842,401
Utilities - 1.6%
Dominion Energy,
Sr. Unscd. Notes, Ser. D	2.85	8/15/26	165,000		153,092
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	85,000		92,859
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	80,000		84,371
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	90,000		94,918
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		205,637
					630,877
Total Bonds and Notes
(cost $38,743,270)					38,755,131
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
10 Year Interest Rate Swaption,
Contracts 2,090 Citigroup	2.10	4/2018	20,900		5

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount[a]		Value ($)
Options Purchased - .0% (continued)
Call Options - .0% (continued)
New Zealand Dollar Cross Currency,
Contracts 75,000 Goldman Sachs
International	AUD	1.10	8/2018	75,000		271
						276
Put Options - .0%
Canadian Dollar,
Contracts 60,000 Goldman Sachs
International	1.28		6/2018	60,000		710
Mexican Peso,
Contracts 60,000 Citigroup	18.15		6/2018	60,000		950
Norwegian Krone Cross Currency,
Contracts 50,000 Citigroup	EUR	9.35	7/2018	50,000		225
Polish Zloty Cross Currency,
Contracts 50,000 JP Morgan Chase
Bank	EUR	4.22	6/2018	50,000		424
Russian Ruble,
Contracts 60,000 JP Morgan Chase
Bank	57.00		6/2018	60,000		711
South African Rand,
Contracts 120,000 JP Morgan Chase
Bank	11.45		5/2018	120,000		55
South Korean Won,
Contracts 60,000 Barclays Bank	1,055		6/2018	60,000		836
Swedish Krona Cross Currency,
Contracts 50,000 UBS	EUR	9.60	7/2018	50,000		30
Swedish Krona Cross Currency,
Contracts 50,000 JP Morgan Chase
Bank	EUR	9.98	6/2018	50,000		127
						4,068
Total Options Purchased
(cost $19,467)						4,344
Yield at
	Date of		Maturity	Principal
Description	Purchase (%)		Date	Amount ($)		Value ($)
Short-Term Investments - .2%
U.S. Treasury Bills
(cost $89,460)	1.75		8/2/18	90,000	[i]	89,453
Coupon
Description	Rate (%)			Shares		Value ($)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $178,893)	1.64			178,893	[j]	178,893

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $373,050)	1.66	373,050 [j]	373,050
Total Investments (cost $39,404,140)		100.5%	39,400,871
Liabilities, Less Cash and Receivables		(0.5%)	(190,184)
Net Assets		100.0%	39,210,687

BADLAR—Buenos Aires Interbank Offer Rate
GO—General Obligation
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
TRY—Turkish Lira
UYU—Uruguayan Peso

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $2,529,900 or 6.45% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $2,374,628 and the value of the collateral held by the fund was $2,451,834, consisting of cash collateral of $373,050 and U.S. Government & Agency securities valued at $2,078,784.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
[f]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[g]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[h]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[i]	Held by a counterparty for open exchange traded derivative contracts.
[j]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,520,271	-	1,520,271
Commercial
Mortgage-Backed	-	631,530	-	631,530
Corporate Bonds†	-	12,605,218	-	12,605,218
Foreign Government	-	4,131,176	-	4,131,176
Municipal Bonds	-	1,062,606	-	1,062,606
Registered Investment
Companies	551,943	-	-	551,943
U. S. Government Agencies/
Mortgage-Backed	-	8,961,929	-	8,961,929
U.S. Treasury	-	9,931,854	-	9,931,854
Other Financial Instruments:
Futures††	20,182	-	-	20,182
Forward Foreign Currency
Exchange Contracts††	-	35,600	-	35,600
Options Purchased	-	4,344	-	4,344
Swaps††	-	79,581	-	79,581
Liabilities ($)
Other Financial Instruments:
Futures††	(47,854)	-	-	(47,854)
Forward Foreign Currency
Exchange Contracts††	-	(30,618)	-	(30,618)
Options Written	-	(5,355)	-	(5,355)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
Canadian Dollar,	Goldman Sachs
June 2018 @ CAD 1.32	International	60,000	60,000		(339)
Mexican Peso,
June 2018 @ MXN 19.65	Citigroup	60,000	60,000		(365)
Norwegian Krone Cross Currency,
July 2018 @ NOK 9.97	Citigroup	50,000	50,000	EUR	(418)
Polish Zloty Cross Currency,	JP Morgan Chase
June 2018 @ PLN 4.33	Bank	50,000	50,000	EUR	(147)
Russian Ruble,	JP Morgan Chase
June 2018 @ RUB 61	Bank	60,000	60,000		(371)
South African Rand,	JP Morgan Chase
May 2018 @ ZAR 12.15	Bank	120,000	120,000		(140)
South Korean Won,
June 2018 @ KRW 110	Barclays Bank	60,000	60,000		(357)
Swedish Krona Cross Currency,	JP Morgan Chase
June 2018 @ SEK 10.35	Bank	50,000	50,000	EUR	(500)
Swedish Krona Cross Currency,
July 2018 @ SEK 10	UBS	50,000	50,000	EUR	(1,917)
Put Options:
New Zealand Dollar Cross
Currency,	Goldman Sachs
August 2018 @ NZD 1.06	International	75,000	75,000	AUD	(801)
Total Options Written
(premiums received $6,171)					(5,355)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States
Dollar	88,724	Thai Baht	2,813,000	4/10/18	(1,269)
Barclays Bank
		United States
Czech Koruna	1,570,000	Dollar	77,273	4/10/18	(1,178)
		United States
Malaysian Ringgit	325,000	Dollar	83,430	4/10/18	555
		United States
Malaysian Ringgit	290,000	Dollar	74,121	7/23/18	617
United States
Dollar	77,273	Euro	61,840	4/10/18	1,117
United States		South Korean
Dollar	29,992	Won	32,210,000	4/10/18	(240)
United States		Mexican New
Dollar	132,712	Peso	2,470,000	4/10/18	(2,903)
United States
Dollar	127,866	Taiwan Dollar	3,710,000	4/10/18	515
Citigroup
		United States
Colombian Peso	224,815,000	Dollar	78,298	4/10/18	2,149
		United States
British Pound	105,000	Dollar	148,371	4/26/18	(881)
		United States
Russian Ruble	3,500,000	Dollar	62,213	4/10/18	(1,201)
		United States
Swedish Krona	2,090,000	Dollar	255,166	4/26/18	(4,357)
		United States
Singapore Dollar	120,000	Dollar	91,964	4/10/18	(416)
United States
Dollar	1,086,519	Euro	879,000	4/26/18	2,799
United States
Dollar	1,878,030	Japanese Yen	197,580,000	4/26/18	17,891
United States
Dollar	113,039	Philippine Peso	5,800,000	4/10/18	1,949
United States		South African
Dollar	160,118	Rand	1,934,000	4/10/18	(2,960)
HSBC
		United States
Argentine Peso	3,140,000	Dollar	151,107	6/4/18	(630)
		United States
Norwegian Krone	1,525,000	Dollar	197,445	4/26/18	(2,734)
JP Morgan Chase Bank
		United States
Argentine Peso	850,000	Dollar	40,094	6/4/18	640

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank (continued)
Indonesian		United States
Rupiah	1,663,575,000	Dollar	124,231	4/10/18	(3,513)
		United States
Indian Rupee	1,969,500	Dollar	30,757	4/10/18	(606)
		United States
Singapore Dollar	40,000	Dollar	30,534	4/10/18	(18)
United States		Hong Kong
Dollar	124,717	Dollars	970,000	1/8/19	364
United States
Dollar	123,319	Hungarian Forint	31,160,000	4/10/18	485
United States
Dollar	120,990	Israeli Shekel	420,000	4/10/18	1,162
United States
Dollar	67,010	Philippine Peso	3,520,000	4/10/18	(410)
United States
Dollar	94,372	Romanian Leu	360,000	4/10/18	(694)
United States
Dollar	128,973	Taiwan Dollar	3,795,000	4/10/18	(1,295)
UBS
		United States
Czech Koruna	6,645,000	Dollar	327,059	4/10/18	(4,986)
		United States
Euro	30,679	Dollar	38,107	4/10/18	(327)
		United States
Malaysian Ringgit	85,000	Dollar	21,733	7/23/18	173
United States
Dollar	38,107	Czech Koruna	780,000	4/10/18	302
United States
Dollar	327,059	Euro	261,614	4/10/18	4,882
Gross Unrealized Appreciation					35,600
Gross Unrealized Depreciation					(30,618)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at March 31, 2018 are set forth in the Statement of Swap Agreements.

NOTES

At March 31, 2018, accumulated net unrealized depreciation on investments was $2,453, consisting of $677,922 gross unrealized appreciation and $680,375 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)